Retirement Benefit Plans - Summary of Sensitivity Analysis on Defined Obligations (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 TWD ($)
Actuarial assumption of discount rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in defined obligation due to increase in actuarial assumption	$ (421,758)	$ (13,774)	$ (437,529)
Change in defined obligation due to decrease in actuarial assumption	455,520	14,877	472,595
Actuarial assumption of expected rates of salary increases [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in defined obligation due to increase in actuarial assumption	425,080	13,882	444,815
Change in defined obligation due to decrease in actuarial assumption	$ (397,988)	$ (12,998)	$ (416,488)